Members' equity (deficit) (Details) - shares	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsidiary or Equity Method Investee [Line Items]
Preferred stock, shares authorized	1,000,000	1,000,000
Rubicon Technologies L L C [Member] | Rubicon [Member]
Subsidiary or Equity Method Investee [Line Items]
Preferred stock, shares authorized	59,504,853	59,504,853	59,504,853
Rubicon Technologies L L C [Member] | Rubicon [Member] | Equity [Member]
Subsidiary or Equity Method Investee [Line Items]
Preferred stock, shares authorized	33,509,272	33,509,272	32,426,264
Rubicon Technologies L L C [Member] | Common Stock [Member] | Rubicon [Member]
Subsidiary or Equity Method Investee [Line Items]
Common Stock, Shares Authorized	34,438,298	34,438,298	34,438,298
Rubicon Technologies L L C [Member] | Common Stock [Member] | Rubicon [Member] | Equity [Member]
Subsidiary or Equity Method Investee [Line Items]
Common Stock, Shares Authorized	9,440,108	9,440,108	9,440,108
Rubicon Technologies L L C [Member] | Series A Preferred Stock [Member] | Rubicon [Member]
Subsidiary or Equity Method Investee [Line Items]
Preferred stock, shares authorized	4,834,906	4,834,906	4,834,906
Rubicon Technologies L L C [Member] | Series A Preferred Stock [Member] | Rubicon [Member] | Equity [Member]
Subsidiary or Equity Method Investee [Line Items]
Preferred stock, shares authorized	4,834,906	4,834,906	4,834,906
Rubicon Technologies L L C [Member] | Series B Preferred Stock [Member] | Rubicon [Member]
Subsidiary or Equity Method Investee [Line Items]
Preferred stock, shares authorized	6,820,450	6,820,450	6,820,450
Rubicon Technologies L L C [Member] | Series B Preferred Stock [Member] | Rubicon [Member] | Equity [Member]
Subsidiary or Equity Method Investee [Line Items]
Preferred stock, shares authorized	6,774,923	6,774,923	6,774,923
Rubicon Technologies L L C [Member] | Series C Preferred Stock [Member] | Rubicon [Member]
Subsidiary or Equity Method Investee [Line Items]
Preferred stock, shares authorized	3,142,815	3,142,815	3,142,815
Rubicon Technologies L L C [Member] | Series C Preferred Stock [Member] | Rubicon [Member] | Equity [Member]
Subsidiary or Equity Method Investee [Line Items]
Preferred stock, shares authorized	3,141,500	3,141,500	3,141,500
Rubicon Technologies L L C [Member] | Series D Preferred Stock [Member] | Rubicon [Member]
Subsidiary or Equity Method Investee [Line Items]
Preferred stock, shares authorized	2,816,403	2,816,403	2,816,403
Rubicon Technologies L L C [Member] | Series D Preferred Stock [Member] | Rubicon [Member] | Equity [Member]
Subsidiary or Equity Method Investee [Line Items]
Preferred stock, shares authorized	2,787,707	2,787,707	2,787,707
Rubicon Technologies L L C [Member] | Series E Preferred Stock [Member] | Rubicon [Member]
Subsidiary or Equity Method Investee [Line Items]
Preferred stock, shares authorized	7,451,981	7,451,981	7,451,981
Rubicon Technologies L L C [Member] | Series E Preferred Stock [Member] | Rubicon [Member] | Equity [Member]
Subsidiary or Equity Method Investee [Line Items]
Preferred stock, shares authorized	6,530,128	6,530,128	5,447,120